Subsequent Events - Additional Information (Detail)							3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2024 USD ($)	Apr. 02, 2024 USD ($) PATIENTS shares $ / shares	Mar. 22, 2024 USD ($)	Aug. 19, 2023 shares	Aug. 15, 2023 $ / shares	Jul. 01, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Mar. 22, 2025	Mar. 21, 2024 $ / shares
Subsequent Event [Line Items]
Proceeds from award grants						$ 2,000,000
Number of options granted | shares									89,000		78,000		79,000
Common stock, shares issued | shares							55,305,000		55,305,000		1,692,000		1,311,000
Common stock, par or stated value per share | $ / shares							$ 0.001		$ 0.001		$ 0.001		$ 0.001
Minimum of number of patients enrolled | PATIENTS		10
Tu H U R A Biosciences Inc [Member]
Subsequent Event [Line Items]
Description Of Contingent Value Rights									Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025.
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Number of options granted | shares							4,638,471			1,711,350		1,440,000
Stock option exercise price | $ / shares							$ 0.53	$ 0.52	$ 0.53	$ 0.52
Note Warrant [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares							$ 0.68		$ 0.68
Debt instrument, issued, principal							$ 4,000,000
Percentage of debt instrument issued principal							50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from award grants						$ 2,000,000
Stock option per share expired | $ / shares					$ 2,100
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
One-time special bonus		$ 327,000
Subsequent Event [Member] | Tu H U R A Biosciences Inc [Member]
Subsequent Event [Line Items]
Accrued fees		$ 93,000
Subsequent Event [Member] | Tuhura [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share | $ / shares		$ 0.001
Termination fee		$ 1,000,000
Subsequent Event [Member] | Tuhura [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Reimbursement of expenses		750,000
Subsequent Event [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares															$ 0.68
Debt instrument, face amount		$ 31,253,000
Proceeds from subscription of debt instruments	$ 19,753,000
Subsequent Event [Member] | Note Warrant [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 0.68
Percentage of debt instrument issued principal		50.00%
Debt instrument, convertible, number of equity instruments | shares		18,797,794
Debt instrument, convertible, liquidation preference, per share | $ / shares		$ 1.02
Debt instrument, convertible, liquidation preference, value		$ 4,000,000
Subsequent Event [Member] | Series C Preferred Stock
Subsequent Event [Line Items]
Dividend rate				20.00%
Common stock, shares issued | shares				49
Subsequent Event [Member] | Series C Agent Warrants [Member]
Subsequent Event [Line Items]
Common stock shares accrued | shares				8
Subsequent Event [Member] | Series C Agent Warrants [Member] | Series C Preferred Stock
Subsequent Event [Line Items]
Preferred stock, rate of dividend				20.00%
FLORIDA | Subsequent Event [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Lessee, operating lease, renewal term														25 months
Operating lease, payments			$ 14,000
Stock options [Member]
Subsequent Event [Line Items]
Number of options granted | shares								89,000	89,000		78,000		79,000
Stock option exercise price | $ / shares							$ 4.655		$ 4.655
Stock options [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of options granted | shares						89
Stock option exercise price | $ / shares						$ 4.655
Stock option exercise period						Aug. 30, 2033
Tranche One [Member]
Subsequent Event [Line Items]
Proceeds from award grants						$ 1,250,000
Tranche One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from award grants						$ 1,250,000
Tranche One [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options granted | shares									26,000
Stock option commencing date, Description									The 26 options granted to non-employee directors vest pro rata monthly over 12 months commencing on March 31, 2024.
Tranche One [Member] | Stock options [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock option commencing date, Description						The 26 options granted to non-employee directors vest pro rata monthly over 12 months commencing on September 30, 2023.
Tranche Two [Member]
Subsequent Event [Line Items]
Proceeds from award grants						$ 750,000
Tranche Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from award grants						$ 750,000
Tranche Two [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options granted | shares									63,000
Vesting rights, percentage									25.00%
Tranche Two [Member] | Stock options [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of options granted | shares						63
Vesting rights, percentage						25.00%
Maximum [Member] | Subsequent Event [Member] | Merger Agreement [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		5.45%
Maximum [Member] | Subsequent Event [Member] | Tuhura [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		94.55%
Minimum [Member] | Subsequent Event [Member] | Merger Agreement [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		2.85%
Minimum [Member] | Subsequent Event [Member] | Tuhura [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		97.15%
Minimum [Member] | Subsequent Event [Member] | Note Warrant [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Debt instrument, issued, principal		$ 4,000,000